Equity - Ordinary shares (Details) ¥ in Thousands	1 Months Ended
	Nov. 30, 2022 CNY (¥) shares	Sep. 30, 2023 $ / shares
Equity
Net proceeds from initial public offering | ¥	¥ 365,784
Initial public offering | ADS
Equity
Number of shares issued | shares	5,462,500
Price per share | $ / shares		$ 11
Initial public offering | Class A ordinary shares
Equity
Number of shares issued | shares	16,387,500
Price per share | $ / shares		$ 3.67